Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,823,043	3,286,190
Common stock, shares outstanding	4,823,043	3,286,190
Previously Reported
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		32,857,329	28,926,322
Common stock, shares outstanding		32,857,329	28,926,322